Goodwill and Intangible Assets (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortization of total Intangible assets
Gross carrying amount	¥ 512,990	¥ 511,536
Accumulated amortization	(210,899)	(212,374)
Estimated aggregate amortization expense for intangible assets
2012	46,539
2013	37,485
2014	28,821
2015	22,571
2016	18,012
Patent rights, know-how and license agreements [Member]
Amortization of total Intangible assets
Gross carrying amount	122,444	146,932
Accumulated amortization	(69,224)	(79,403)
Software to be sold, leased or otherwise marketed [Member]
Amortization of total Intangible assets
Gross carrying amount	76,112	71,300
Accumulated amortization	(40,447)	(29,606)
Music Catalogs [Member]
Amortization of total Intangible assets
Gross carrying amount	160,325	175,172
Accumulated amortization	(40,455)	(37,591)
Artist Contracts [Member]
Amortization of total Intangible assets
Gross carrying amount	27,727	28,958
Accumulated amortization	(17,903)	(16,754)
Television carriage agreements (broadcasting agreements) [Member]
Amortization of total Intangible assets
Gross carrying amount	35,874	1,224
Accumulated amortization	(228)	(116)
Other [Member]
Amortization of total Intangible assets
Gross carrying amount	90,508	87,950
Accumulated amortization	¥ (42,642)	¥ (48,904)